Document and Entity Information	Aug. 22, 2022
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Aug. 22, 2022
Entity Registrant Name	Dave Inc./DE
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40161
Entity Tax Identification Number	86-1481509
Entity Address, Address Line One	1265 Cochran Avenue
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90019
City Area Code	844
Local Phone Number	857-3283
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	Dave Inc. (the “Company”) is filing this Amendment No. 2 (this “Amendment No. 2”) to the Current Report on Form 8-K filed by the Company with the Securities and Exchange Commission (the “SEC”) on January 11, 2022, as amended by Amendment No. 1 to the Current Report on Form 8-K filed on March 25, 2022 (as amended, the “Form 8-K/A”) to (i) file restated audited consolidated financial statements of the Company for the years ended December 31, 2021 and December 31, 2020 provided under Item 9.01(a) in the Form 8-K/A (the “Restatement”) and filed as Exhibit 99.3 to the Form 8-K/A, (ii) update Management’s Discussion and Analysis of Financial Condition and Results of Operations filed as Exhibit 99.4 to the Form 8-K/A as a result of the Restatement, and (iii) update the pro forma combined financial information provided under Item 9.01(b) in the Form 8-K/A and filed as Exhibit 99.5 to the Form 8-K/A. See Note 2 - Restatement of Previously-Issued Financial Statements in the attached audited consolidated financial statements for additional information concerning the Restatement. On August 12, 2022, the Company filed a Current Report on Form 8-K, disclosing that the audited financial statements included in the Form 8-K/A should not be relied upon. This Amendment No. 2 does not amend any other item of the Form 8-K/A or purport to provide an update or a discussion of any developments at the Company subsequent to the filing date of the Form 8-K/A. Capitalized terms used but not defined herein have the meanings assigned to them in the Form 8-K/A. Restatement Background On August 9, 2022, the Audit Committee of the Board of Directors (the “Audit Committee”) of the Company, after consideration of the relevant facts and circumstances and after consultation with the Company’s management and Moss Adams LLP, the Company’s independent registered public accounting firm during the periods described below (“Moss Adams”), reached a determination that the Company’s previously issued (i) audited consolidated financial statements as of and for the years ended December 31, 2021 and December 31, 2020 presented in the Form 8-K/A (the “Audited Financials Relevant Periods”), and (ii) unaudited consolidated financial statements and related disclosures for the three months ended March 31, 2022 presented on the Company’s Quarterly Report on Form 10-Q, filed with the SEC on May 13, 2022 (the “First Quarter 10-Q”) (the “Relevant Earnout Period”) should no longer be relied upon due to the errors described below in such financial statements. Cash Flow Adjustment In connection with the preparation of the unaudited consolidated financial statements and related disclosures for the quarter ended June 30, 2022, the Company reevaluated the accounting treatment of the Company’s member advances within the Company’s statements of cash flows and concluded that cash flows from the principal portion of member advances should be included as an investing activity as opposed to an operating activity, resulting in an overstatement of the cash flows used in operating activities and an understatement of the cash flows from investing activities during the Audited Financials Relevant Periods. Upon further review, the Company determined to correct the treatment of the principal portion of member advances by classifying them as an investing activity instead of operating activity in the statement of cash flows for the Audited Financials Relevant Period. Earnout Adjustment In connection with the preparation of the unaudited consolidated financial statements and related disclosures for quarter ended June 30, 2022, the Company reevaluated the accounting treatment of certain previously disclosed earnout arrangements in connection with the Company’s business combination pursuant to the Agreement and Plan of Merger, dated June 7, 2021, by and among Dave Inc., VPC Impact Acquisition Holdings III, Inc. (“VPCC”), Bear Merger Company I Inc., and Bear Merger Company II LLC (the “Business Combination Agreement”). The Business Combination Agreement provided for the issuance of 1,586,037 shares (the “Earnout Shares”) of the Company’s Class A common stock, par value $0.0001 per share (“Class A Common Stock”) to VPC Impact Acquisition Holdings Sponsor III, LLC, which is the sponsor of VPCC, and the independent directors of VPCC prior to the completion of the business combination, subject to potential forfeiture such that 60% of the Earnout Shares will be fully vested and no longer subject to forfeiture in the event that the Class A Common Stock achieves a trading price of at least $12.50 per share, and 40% of the Earnout Shares will be fully vested and no longer subject to forfeiture in the event that the Class A Common Stock achieves a trading price of at least $15.00 per share (in each case, determined by reference to the volume-weighted average price achieved for at least 20 trading days within any 30 consecutive trading days) prior to June 7, 2026. The Earnout Shares were recognized at fair value upon the closing of the business combination and classified in stockholders’ equity. On August 9, 2022, the Company, in consultation with the Audit Committee, reached a determination that the unaudited consolidated financial statements presented in the First Quarter 10-Q improperly assessed the accounting treatment of the Earnout Shares by classifying them as stockholders’ equity rather than as a liability, resulting in a reclassification of the earnout shares along with a non-cash fair value adjustment during the Relevant Earnout Period. Upon further review, the Company determined to correct the treatment of the Earnout Shares by reclassifying them as a liability measured at fair value and recording a non-cash fair value adjustment for the Relevant Earnout Period. The reclassification of Earnout Shares as liability measured at fair value also impacted the Company’s pro forma combined financial information provided under Item 9.01(b) in the Form 8-K/A. Accordingly, the Company is filing updated pro forma combined financial information under Item 9.01(b) of this Amendment No. 2.
Entity Central Index Key	0001841408
Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	DAVE
Security Exchange Name	NASDAQ
Warrants, each exercisable for one share of Class A Common Stock for $11.50 per share [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one share of Class A Common Stock for $11.50 per share
Trading Symbol	DAVEW
Security Exchange Name	NASDAQ